TRADE PAYABLE AND REVERSE FACTORING OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2021
TRADE PAYABLE AND REVERSE FACTORING OPERATIONS
TRADE PAYABLE AND REVERSE FACTORING OPERATIONS
	Consolidated
	2021	2020
Domestic trade payable	5,296,080	5,462,377
Foreign trade payable (a)	1,104,189	1,014,356
Subtotal	6,400,269	6,476,733
Reverse factoring operations (b)	370,310	297,472
Total	6,770,579	6,774,205